Expense Example - PIMCO REALPATH Blend 2025 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	34	108	190	430	59	188	328	737	625	787	964	1,473	110	346	600	1,328